AB Bond Fund, Inc.

AB Short Duration Income Portfolio

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 54.4%
Indonesia – 0.2%
Indonesia Treasury Bond
Series FR56 8.375%, 09/15/2026	IDR	227,000	$17,103
Series FR77 8.125%, 05/15/2024		168,000	12,381
Series FR78 8.25%, 05/15/2029		916,000	68,480

			97,964

Ireland – 0.8%
Ireland Government Bond 3.40%, 03/18/2024(a)	EUR	235	316,780

Mexico – 0.5%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	3,550	178,258

Peru – 0.8%
Peru Government Bond 5.70%, 08/12/2024	PEN	950	314,756

United States – 52.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	U.S.$	267	270,445
6.125%, 11/15/2027(b)		859	1,213,182
U.S. Treasury Notes
0.625%, 05/15/2030		1,855	1,870,652
1.125%, 02/28/2022(c)		335	340,591
1.50%, 10/31/2024		1,118	1,180,786
1.625%, 10/31/2026		1,427	1,540,491
1.625%, 08/15/2029(c)		4,477	4,924,810
2.00%, 05/31/2024		2,060	2,204,522
2.125%, 05/31/2026		1,245	1,376,114
2.875%, 08/15/2028(b)		435	517,666
3.125%, 11/15/2028(b)		4,298	5,228,664

			20,667,923

Total Governments - Treasuries (cost $20,566,483)			21,575,681

MORTGAGE PASS-THROUGHS – 29.0%
Agency Fixed Rate 30-Year – 29.0%
Government National Mortgage Association Series 2020 3.00%, 08/01/2050, TBA		652	689,840
Uniform Mortgage-Backed Security Series 2020 3.00%, 08/01/2050, TBA		1,927	2,039,119
3.50%, 08/01/2050, TBA		7,306	7,704,144
4.50%, 08/01/2050, TBA		656	704,755
5.00%, 08/01/2050, TBA		349	381,493

Total Mortgage Pass-Throughs (cost $11,483,602)			11,519,351

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 15.9%
Risk Share Floating Rate – 15.0%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.922% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (d)	U.S.$	150	$147,890
Series 2019-1A, Class M2 2.872% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (d)		152	138,750
Series 2019-3A, Class M1B 1.772% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (d)		150	145,463
Series 2019-4A, Class M2 3.022% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (d)		150	110,434
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.472% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)		18	18,194
Series 2019-R03, Class 1M2 2.322% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		28	27,741
Series 2019-R05, Class 1M2 2.172% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (d)		24	23,831
Series 2019-R06, Class 2M2 2.272% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (d)		48	47,110
Series 2020-R02, Class 2M1 0.922% (LIBOR 1 Month + 0.75%), 01/25/2040(a) (d)		48	47,746
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 2.222% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)		10	10,012
Series 2019-DNA4, Class M2 2.122% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (d)		28	27,888
Series 2019-HQA1, Class M2 2.522% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (d)		14	13,654
Series 2020-DNA1, Class M2 1.872% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (d)		145	138,072
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN4, Class M3 4.722% (LIBOR 1 Month + 4.55%), 10/25/2024(d)		187	188,206

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA3, Class M3 4.872% (LIBOR 1 Month + 4.70%), 04/25/2028(d)	U.S.$	250	$258,358
Series 2015-HQA1, Class M3 4.872% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		186	191,203
Series 2016-DNA4, Class M3 3.972% (LIBOR 1 Month + 3.80%), 03/25/2029(d)		242	244,347
Series 2017-DNA1, Class M2 3.422% (LIBOR 1 Month + 3.25%), 07/25/2029(d)		244	244,704
Series 2017-DNA2, Class M2 3.622% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		400	403,362
Series 2018-DNA1, Class M2 1.972% (LIBOR 1 Month + 1.80%), 07/25/2030(d)		77	73,255
Series 2018-HQA1, Class M2 2.472% (LIBOR 1 Month + 2.30%), 09/25/2030(d)		113	107,319
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.072% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		231	233,313
Series 2015-C02, Class 1M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		57	57,421
Series 2015-C02, Class 2M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		41	41,124
Series 2015-C03, Class 1M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		71	71,575
Series 2015-C04, Class 2M2 5.722% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		4	4,187
Series 2016-C01, Class 1M2 6.922% (LIBOR 1 Month + 6.75%), 08/25/2028(d)		140	146,167
Series 2016-C01, Class 2M2 7.122% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		19	19,850
Series 2016-C04, Class 1M2 4.422% (LIBOR 1 Month + 4.25%), 01/25/2029(d)		310	312,474
Series 2016-C05, Class 2M2 4.622% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		141	143,267
Series 2017-C02, Class 2B1 5.672% (LIBOR 1 Month + 5.50%), 09/25/2029(d)		24	24,000

	Principal Amount (000)		U.S. $ Value
Series 2017-C02, Class 2M2 3.822% (LIBOR 1 Month + 3.65%), 09/25/2029(d)	U.S.$	407	$408,508
Series 2017-C04, Class 2M2 3.022% (LIBOR 1 Month + 2.85%), 11/25/2029(d)		67	65,394
Series 2017-C05, Class 1M2 2.372% (LIBOR 1 Month + 2.20%), 01/25/2030(d)		62	60,049
Series 2017-C07, Class 2M2 2.672% (LIBOR 1 Month + 2.50%), 05/25/2030(d)		120	115,985
Series 2018-C01, Class 1B1 3.722% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		180	162,484
Series 2018-C04, Class 2M2 2.722% (LIBOR 1 Month + 2.55%), 12/25/2030(d)		115	110,862
Home Re Ltd. Series 2018-1, Class M1 1.772% (LIBOR 1 Month + 1.60%), 10/25/2028(a) (d)		44	43,755
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.072% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (d)		160	153,941
Series 2019-1, Class M2 3.072% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (d)		150	126,278
Oaktown Re II Ltd. Series 2018-1A, Class M1 1.722% (LIBOR 1 Month + 1.55%), 07/25/2028(a) (d)		31	30,841
Oaktown Re III Ltd. Series 2019-1A, Class M1B 2.122% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		150	147,158
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.866% (LIBOR 1 Month + 2.70%), 10/27/2022(d) (e)		66	64,057
Radnor Re Ltd. Series 2019-1, Class M1B 2.122% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (d)		96	93,792
Series 2019-2, Class M1B 1.922% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (d)		305	301,427
Series 2020-1, Class M1A 1.122% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (d)		150	148,402
Series 2020-1, Class M1B 1.622% (LIBOR 1 Month + 1.45%), 02/25/2030(a) (d)		150	138,139

	Principal Amount (000)		U.S. $ Value
Series 2020-1, Class M1C 1.922% (LIBOR 1 Month + 1.75%), 02/25/2030(a) (d)	U.S.$	150	$130,398

			5,962,387

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(f)		134	28,126
Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(f)		406	22,143
Series 2016-26, Class IO 5.00%, 05/25/2046(f)		304	54,615
Series 2016-31, Class IO 5.00%, 06/25/2046(f)		377	66,238
Series 2016-64, Class BI 5.00%, 09/25/2046(f)		50	8,815

			179,937

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 5.925% (6.10% – LIBOR 1 Month), 08/15/2044(d) (g)		182	35,844
Series 4906, Class SA 5.875% (6.05% – LIBOR 1 Month), 09/25/2049(d) (g)		179	35,428
Federal National Mortgage Association REMICs Series 2010-129, Class PS 6.528% (6.70% – LIBOR 1 Month), 11/25/2038(d) (g)		222	4,789
Series 2012-17, Class ES 6.378% (6.55% – LIBOR 1 Month), 03/25/2041(d) (g)		158	22,869
Series 2012-17, Class SE 5.778% (5.95% – LIBOR 1 Month), 03/25/2042(d) (g)		97	24,900
Series 2019-25, Class SA 5.878% (6.05% – LIBOR 1 Month), 06/25/2049(d) (g)		84	18,047
Series 2019-42, Class SQ 5.878% (6.05% – LIBOR 1 Month), 08/25/2049(d) (g)		106	17,421

			159,298

Total Collateralized Mortgage Obligations (cost $6,519,947)			6,301,622

CORPORATES - INVESTMENT GRADE – 10.8%
Industrial – 5.6%
Basic – 0.1%
Arconic Corp. 6.00%, 05/15/2025(a)		15	16,185

	Principal Amount (000)		U.S. $ Value
Vale Overseas Ltd. 3.75%, 07/08/2030	U.S.$	9	$9,661

			25,846

Capital Goods – 0.4%
General Electric Co. 3.45%, 05/01/2027		133	139,866
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		7	7,305
4.40%, 03/15/2024		8	8,701

			155,872

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 07/23/2022		130	138,475
ViacomCBS, Inc. 3.70%, 08/15/2024		26	28,587

			167,062

Consumer Cyclical - Automotive – 0.9%
General Motors Financial Co., Inc. 3.25%, 01/05/2023		75	77,610
3.70%, 05/09/2023		84	88,074
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		18	18,899
Hyundai Capital America 5.875%, 04/07/2025(a)		121	141,462
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		7	6,959
2.80%, 01/13/2022(a)		4	3,984
3.45%, 03/15/2023(a)		6	6,078

			343,066

Consumer Cyclical - Entertainment – 0.7%
Carnival Corp. 11.50%, 04/01/2023(a)		123	133,807
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		47	49,520
11.50%, 06/01/2025(a)		78	85,911

			269,238

Consumer Cyclical - Other – 0.0%
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		14	15,561

Consumer Cyclical - Retailers – 0.1%
Ross Stores, Inc. 4.70%, 04/15/2027		26	30,657

Consumer Non-Cyclical – 0.2%
BAT Capital Corp. 4.70%, 04/02/2027		32	37,312

	Principal Amount (000)		U.S. $ Value
Cigna Corp. 3.00%, 07/15/2023	U.S.$	60	$64,069

			101,381

Energy – 1.1%
Cenovus Energy, Inc. 5.375%, 07/15/2025		28	28,046
Ecopetrol SA 5.875%, 05/28/2045		49	56,051
6.875%, 04/29/2030		45	54,063
Energy Transfer Operating LP 5.50%, 06/01/2027		80	88,553
ONEOK, Inc. 2.20%, 09/15/2025		17	16,666
5.85%, 01/15/2026		73	83,127
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		40	44,743
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		16	17,193
4.65%, 10/15/2025		41	44,316
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		8	8,331

			441,089

Services – 0.3%
Booking Holdings, Inc. 4.10%, 04/13/2025		31	35,296
Expedia Group, Inc. 6.25%, 05/01/2025(a)		8	8,740
7.00%, 05/01/2025(a)		54	58,218

			102,254

Technology – 0.7%
Broadcom, Inc. 4.25%, 04/15/2026(a)		80	90,583
4.70%, 04/15/2025(a)		59	67,477
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, 06/18/2026(a)		120	135,119

			293,179

Transportation - Airlines – 0.4%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		42	44,781
Southwest Airlines Co. 4.75%, 05/04/2023		46	48,044
5.25%, 05/04/2025		47	50,083

			142,908

Transportation - Services – 0.3%
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		16	15,274
4.375%, 01/30/2024(a)		20	19,632

		Principal Amount (000)	U.S. $ Value
5.50%, 12/15/2024(a)	U.S.$	71	$72,713

			107,619

			2,195,732

Financial Institutions – 5.2%
Banking – 4.3%
AIB Group PLC 4.75%, 10/12/2023(a)		200	218,278
Banco de Credito del Peru 3.125%, 07/01/2030(a)		39	38,688
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		150	166,282
Banco Santander SA 2.706%, 06/27/2024		200	213,158
Bank of America Corp. 2.738%, 01/23/2022		33	33,371
CIT Group, Inc. 3.929%, 06/19/2024		15	15,038
Danske Bank A/S 5.375%, 01/12/2024(a)		200	225,712
ING Groep NV 6.875%, 04/16/2022(a) (h)		200	209,210
Morgan Stanley Series G 4.00%, 07/23/2025		125	144,032
Nationwide Building Society 3.622%, 04/26/2023(a)		200	208,580
Santander Holdings USA, Inc. 3.244%, 10/05/2026		110	116,355
Truist Financial Corp. Series P 4.95%, 09/01/2025(h)		107	114,074

			1,702,778

Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.875%, 01/16/2024		150	152,127
Synchrony Financial 2.85%, 07/25/2022		23	23,502
4.375%, 03/19/2024		15	15,966
4.50%, 07/23/2025		21	22,746

			214,341

Insurance – 0.4%
Centene Corp. 4.75%, 01/15/2025		40	41,508
Voya Financial, Inc. 5.65%, 05/15/2053		101	105,358

			146,866

	Principal Amount (000)		U.S. $ Value

REITS – 0.0%
Sabra Health Care LP 4.80%, 06/01/2024	U.S.$	11	$11,151

			2,075,136

Total Corporates - Investment Grade (cost $3,899,323)			4,270,868

COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.0%
Non-Agency Fixed Rate CMBS – 9.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		100	88,415
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.346%, 05/15/2052(f)		997	93,168
Bbcms Mortgage Trust Series 2017-C1, Class XA 1.493%, 02/15/2050(f)		1,530	104,695
CD Mortgage Trust Series 2016-CD1, Class XA 1.397%, 08/10/2049(f)		1,780	107,589
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.693%, 05/10/2058(f)		95	7,130
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class XA 1.046%, 04/10/2048(f)		2,528	104,291
Series 2016-P3, Class XA 1.701%, 04/15/2049(f)		1,099	75,354
Series 2017-P7, Class XA 1.119%, 04/14/2050(f)		985	54,630
Commercial Mortgage Trust Series 2012-CR5, Class C 4.319%, 12/10/2045(a)		100	96,035
Series 2013-CR6, Class C 3.777%, 03/10/2046(a)		112	106,794
Series 2014-CR16, Class D 4.928%, 04/10/2047(a)		100	85,755
Series 2015-CR27, Class XA 0.959%, 10/10/2048(f)		1,329	52,539
Series 2016-DC2, Class XA 0.993%, 02/10/2049(f)		3,164	133,484
CSAIL Commercial Mortgage Trust Series 2015-C1, Class D 3.769%, 04/15/2050(a)		100	78,499
GS Mortgage Securities Trust Series 2012-GC6, Class D 5.651%, 01/10/2045(a)		85	62,178
Series 2013-GC13, Class D 4.084%, 07/10/2046(a)		100	71,322
Series 2014-GC22, Class D 4.69%, 06/10/2047(e)		40	27,979

	Principal Amount (000)		U.S. $ Value
Series 2016-GS3, Class XA 1.24%, 10/10/2049(f)	U.S.$	1,510	$82,973
Series 2017-GS5, Class XA 0.81%, 03/10/2050(f)		1,582	72,226
Series 2017-GS7, Class XA 1.126%, 08/10/2050(f)		3,432	200,354
Series 2019-GC39, Class XA 1.141%, 05/10/2052(f)		4,695	344,860
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class A3 4.07%, 11/15/2043(a)		255	254,401
Series 2012-C8, Class E 4.671%, 10/15/2045(a)		100	55,139
Series 2012-LC9, Class G 4.418%, 12/15/2047(a)		100	72,074
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	106,907
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.702%, 08/15/2046(a)		75	53,446
Series 2014-C21, Class D 4.658%, 08/15/2047(a)		100	83,907
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class B 3.708%, 05/15/2046		110	112,079
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.569%, 05/10/2045(a)		125	90,534
Series 2017-C1, Class XA 1.554%, 06/15/2050(f)		1,371	106,669
Series 2017-C2, Class XA 1.084%, 08/15/2050(f)		2,794	157,863
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.307%, 04/10/2046(a)		81	50,840
Wells Fargo Commercial Mortgage Trust Series 2016-C32, Class XA 1.267%, 01/15/2059(f)		934	47,909
Series 2016-C35, Class XA 1.939%, 07/15/2048(f)		1,233	104,430
Series 2016-LC24, Class XA 1.67%, 10/15/2049(f)		932	66,574
Series 2019-C52, Class XA 1.62%, 08/15/2052(f)		994	108,656
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.221%, 06/15/2044(a)		60	49,117
Series 2011-C4, Class E 5.221%, 06/15/2044(a)		25	13,683

			3,584,498

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.9%
BFLD Series 2019-DPLO, Class D 2.015% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (d)	U.S.$	59	$53,101
Series 2019-DPLO, Class E 2.415% (LIBOR 1 Month + 2.24%), 10/15/2034(d) (e)		10	8,850
CLNY Trust Series 2019-IKPR, Class D 2.20% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (d)		120	101,355
Great Wolf Trust Series 2019-WOLF, Class D 2.108% (LIBOR 1 Month + 1.93%), 12/15/2036(a) (d)		45	41,388
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 4.175% (LIBOR 1 Month + 4.00%), 05/15/2036(a) (d)		133	103,561
Starwood Retail Property Trust Series 2014-STAR, Class A 1.645% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (d)		89	60,691

			368,946

Total Commercial Mortgage-Backed Securities (cost $4,223,518)			3,953,444

CORPORATES - NON-INVESTMENT GRADE – 5.5%
Industrial – 5.0%
Basic – 0.5%
Arconic Corp. 6.125%, 02/15/2028(a)		6	6,383
Avient Corp. 5.75%, 05/15/2025(a)		16	17,391
Cleveland-Cliffs, Inc. 9.875%, 10/17/2025(a)		35	38,231
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		6	6,511
Hecla Mining Co. 7.25%, 02/15/2028		29	30,995
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		11	11,689
United States Steel Corp. 12.00%, 06/01/2025(a)		54	55,921
WR Grace & Co-Conn 4.875%, 06/15/2027(a)		19	20,232

			187,353

Capital Goods – 0.5%
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		28	22,647

	Principal Amount (000)		U.S. $ Value
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)	U.S.$	7	$6,686
Energizer Holdings, Inc. 4.75%, 06/15/2028(a)		16	17,154
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		23	24,092
GFL Environmental, Inc. 5.125%, 12/15/2026(a)		2	2,125
7.00%, 06/01/2026(a)		7	7,461
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		12	12,237
SPX FLOW, Inc. 5.875%, 08/15/2026(a)		35	36,630
TransDigm, Inc. 8.00%, 12/15/2025(a)		35	37,982
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		16	17,570

			184,584

Communications - Media – 0.1%
DISH DBS Corp. 5.00%, 03/15/2023		8	8,350
Meredith Corp. 6.875%, 02/01/2026		10	8,695
Univision Communications, Inc. 5.125%, 02/15/2025(a)		4	3,881
9.50%, 05/01/2025(a)		20	21,824

			42,750

Consumer Cyclical - Automotive – 0.5%
Adient US LLC 9.00%, 04/15/2025(a)		40	44,664
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		3	3,211
8.50%, 05/15/2027(a)		8	8,421
Ford Motor Co. 8.50%, 04/21/2023		90	99,932
9.00%, 04/22/2025		27	31,807
Meritor, Inc. 6.25%, 06/01/2025(a)		5	5,295
Navistar International Corp. 9.50%, 05/01/2025(a)		15	17,123
Truck Hero, Inc. 8.50%, 04/21/2024(a)		5	5,195

			215,648

Consumer Cyclical - Entertainment – 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		89	90,708

	Principal Amount (000)		U.S. $ Value
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)	U.S.$	20	$20,992
9.50%, 08/01/2025(a)		32	32,430
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		21	22,538
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		11	11,843
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		12	7,810

			186,321

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		13	12,708
Boyd Gaming Corp. 8.625%, 06/01/2025(a)		6	6,619
Colt Merger Sub, Inc. 6.25%, 07/01/2025(a)		18	18,769
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		10	9,701
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		11	11,741
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025(a)		7	7,315
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		24	25,631
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		11	11,286
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		15	16,639
Wyndham Destinations, Inc. 6.625%, 07/31/2026(a)		20	20,717

			141,126

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		25	26,899
IRB Holding Corp. 7.00%, 06/15/2025(a)		26	28,367
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		41	45,962

			101,228

Consumer Cyclical - Retailers – 0.4%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		6	6,418
Dufry One BV 2.50%, 10/15/2024(a)	EUR	100	90,299
L Brands, Inc. 6.875%, 07/01/2025(a)	U.S.$	7	7,536
9.375%, 07/01/2025(a)		10	11,150

	Principal Amount (000)		U.S. $ Value
Rite Aid Corp. 7.50%, 07/01/2025(a)	U.S.$	15	$15,260
Staples, Inc. 7.50%, 04/15/2026(a)		15	13,163
William Carter Co. (The) 5.50%, 05/15/2025(a)		22	23,397

			167,223

Consumer Non-Cyclical – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		21	21,464
6.625%, 06/15/2024		20	20,801
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		5	5,364
CHS/Community Health Systems, Inc. 6.25%, 03/31/2023		8	8,078
6.625%, 02/15/2025(a)		11	11,121
LifePoint Health, Inc. 4.375%, 02/15/2027(a)		23	23,492
6.75%, 04/15/2025(a)		25	27,050
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		24	25,540
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		7	7,762
Tenet Healthcare Corp. 4.875%, 01/01/2026(a)		9	9,410
7.50%, 04/01/2025(a)		29	32,094
8.125%, 04/01/2022		7	7,560

			199,736

Energy – 0.6%
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		28	28,124
7.00%, 06/15/2025(a)		33	34,017
EnLink Midstream Partners LP 4.40%, 04/01/2024		5	4,301
EQT Corp. 8.75%, 02/01/2030		31	35,927
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		15	14,459
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		15	9,651
Occidental Petroleum Corp. 2.70%, 02/15/2023		40	38,423
Range Resources Corp. 5.00%, 03/15/2023		3	2,786
Transocean, Inc. 8.00%, 02/01/2027(a)		23	11,225

	Principal Amount (000)		U.S. $ Value
Western Midstream Operating LP 3.95%, 06/01/2025	U.S.$	5	$4,981
4.75%, 08/15/2028		24	24,177
5.05%, 02/01/2030		20	20,213

			228,284

Other Industrial – 0.0%
IAA, Inc. 5.50%, 06/15/2027(a)		5	5,330

Services – 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		24	25,686
APX Group, Inc. 6.75%, 02/15/2027(a)		30	29,892
Aramark Services, Inc. 6.375%, 05/01/2025(a)		42	44,292
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		18	19,812
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		12	12,581

			132,263

Technology – 0.3%
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		6	6,618
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		14	14,811
CommScope, Inc. 5.50%, 03/01/2024(a)		20	20,752
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		36	37,394
Microchip Technology, Inc. 4.25%, 09/01/2025(a)		9	9,425
NCR Corp. 8.125%, 04/15/2025(a)		18	19,977
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		2	2,037
8.25%, 02/01/2028(a)		2	2,090
Science Applications International Corp. 4.875%, 04/01/2028(a)		4	4,189

			117,293

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		2	1,871
10.50%, 05/15/2025(a)		38	43,945

	Principal Amount (000)		U.S. $ Value
XPO Logistics, Inc. 6.75%, 08/15/2024(a)	U.S.$	10	$10,751

			56,567

			1,965,706

Financial Institutions – 0.5%
Banking – 0.2%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		24	22,310
HSBC Finance Corp. 6.676%, 01/15/2021		61	62,358

			84,668

Brokerage – 0.1%
NFP Corp. 7.00%, 05/15/2025(a)		18	19,479

Finance – 0.0%
Navient Corp. 6.50%, 06/15/2022		14	14,562

Insurance – 0.0%
Acrisure LLC/Acrisure Finance, Inc. 8.125%, 02/15/2024(a)		7	7,444
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a) (i)		4	4,074

			11,518

Other Finance – 0.0%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(a)		8	8,291

REITS – 0.2%
Diversified Healthcare Trust 9.75%, 06/15/2025		36	39,732
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		31	32,636

			72,368

			210,886

Utility – 0.0%
Electric – 0.0%
Calpine Corp. 5.125%, 03/15/2028(a)		8	8,318
Talen Energy Supply LLC 7.25%, 05/15/2027(a)		5	5,196

			13,514

Total Corporates - Non-Investment Grade (cost $2,086,670)			2,190,106

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.6%
CLO - Floating Rate – 1.6%
Ballyrock CLO Ltd. Series 2019-2A, Class A1A 1.627% (LIBOR 3 Month + 1.25%), 11/20/2030(a) (d)	U.S.$	250	$246,861
Mariner CLO LLC Series 2015-1A, Class AR2 1.252% (LIBOR 3 Month + 0.98%), 04/20/2029(a) (d)		390	385,709

Total Collateralized Loan Obligations (cost $611,721)			632,570

GOVERNMENTS - SOVEREIGN AGENCIES – 1.5%
Canada – 1.5%
Canada Housing Trust No. 1 2.65%, 12/15/2028(a) (cost $560,923)	CAD	690	590,898

ASSET-BACKED SECURITIES – 1.5%
Other ABS - Fixed Rate – 1.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 7.526%, 11/15/2044(e)	U.S.$	11	10,252
Series 2019-HP1, Class B 3.48%, 12/15/2026(a)		100	97,407
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(a)		100	96,704
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		100	99,903
SoFi Consumer Loan Program Trust Series 2020-1, Class D 2.94%, 01/25/2029(a)		100	96,660

			400,926

Autos - Fixed Rate – 0.5%
Exeter Automobile Receivables Trust Series 2018-4A, Class E 5.38%, 07/15/2025(a)		115	117,275
Series 2019-1A, Class E 5.20%, 01/15/2026(a)		40	41,208
Series 2019-2A, Class E 4.68%, 05/15/2026(a)		15	15,200

	Principal Amount (000)		U.S. $ Value
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(a)	U.S.$	14	$14,091

			187,774

Total Asset-Backed Securities (cost $599,417)			588,700

BANK LOANS – 1.0%
Industrial – 0.8%
Basic – 0.1%
Illuminate Buyer, LLC 4.308% (LIBOR 3 Month + 4.00%), 06/30/2027(j)		50	49,400

Capital Goods – 0.1%
BWay Holding Company 3.523% (LIBOR 3 Month + 3.25%), 04/03/2024(j)		28	25,889
Honeywell Technologies SARL (fka Garrett Motion Inc.) 3.54% (LIBOR 3 Month + 3.25%), 09/27/2025(j) (k)		23	21,171

			47,060

Communications - Media – 0.0%
Nielsen Finance LLC 4.75% (LIBOR 1 Month + 3.75%), 06/04/2025(j)		10	9,975
Univision Communications Inc. 3.75% (LIBOR 1 Month + 2.75%), 03/15/2024(j)		9	8,415

			18,390

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 3.69% (LIBOR 1 Month + 3.50%), 11/06/2024(j)		23	22,045

Consumer Cyclical - Other – 0.1%
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(j)		22	22,593

Consumer Cyclical - Retailers – 0.0%
PetSmart, Inc. 5.00% (LIBOR 3 Month + 4.00%), 03/11/2022(j)		17	17,323

Consumer Non-Cyclical – 0.1%
Chobani, LLC (Chobani Idaho, LLC) 4.50% (LIBOR 1 Month + 3.50%), 10/10/2023(j)		8	7,854
Froneri International Limited 5.911% (LIBOR 1 Month + 5.75%), 01/31/2028(j)		8	7,527

	Principal Amount (000)		U.S. $ Value
U.S. Renal Care, Inc. 5.178% (LIBOR 1 Month + 5.00%), 06/26/2026(j)	U.S.$	28	$27,155

			42,536

Other Industrial – 0.0%
Rockwood Service Corporation 4.558% (LIBOR 3 Month + 4.25%), 01/23/2027(j) (k)		3	3,120

Services – 0.1%
Amentum Government Services Holdings LLC 4.161% (LIBOR 1 Month + 4.00%), 01/29/2027(j)		3	2,978
Parexel International Corporation 2.911% (LIBOR 1 Month + 2.75%), 09/27/2024(j)		13	12,003
Team Health Holdings, Inc. 3.75% (LIBOR 1 Month + 2.75%), 02/06/2024(j)		20	15,598

			30,579

Technology – 0.2%
athenahealth, Inc. 4.818% (LIBOR 3 Month + 4.50%), 02/11/2026(j) (k)		19	18,570
Avaya Inc. 4.425% (LIBOR 1 Month + 4.25%), 12/15/2024(j)		18	17,141
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.411% (LIBOR 1 Month + 4.25%), 10/02/2025(j)		28	26,762
Pitney Bowes Inc. 5.67% (LIBOR 1 Month + 5.50%), 01/07/2025(j)		11	10,129
Presidio Holdings Inc. 3.77% (LIBOR 3 Month + 3.50%), 01/22/2027(j) (k)		10	9,286
Solera, LLC (Solera Finance, Inc.) 2.911% (LIBOR 1 Month + 2.75%), 03/03/2023(j)		23	22,400

			104,288

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.75% (LIBOR 3 Month + 4.75%), 04/29/2023(j)		10	9,830

			367,164

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(j)	U.S.$	23	$22,714
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(j)		4	4,134

			26,848

Financial Institutions – 0.1%
Finance – 0.1%
Ellie Mae, Inc. 4.058% (LIBOR 3 Month + 3.75%), 04/17/2026(j)		9	8,495
Jefferies Finance LLC 3.438% (LIBOR 1 Month + 3.25%), 06/03/2026(j)		8	7,637

			16,132

Insurance – 0.0%
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.161% (LIBOR 1 Month + 4.00%), 09/03/2026(j)		11	10,596

			26,728

Total Bank Loans (cost $430,957)			420,740

EMERGING MARKETS - SOVEREIGNS – 0.6%
Egypt – 0.5%
Egypt Government International Bond 5.75%, 05/29/2024(a)		212	214,120

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (l) (m)		16	2,880

Nigeria – 0.1%
Nigeria Government International Bond 5.625%, 06/27/2022		40	40,563

Total Emerging Markets - Sovereigns (cost $266,091)			257,563

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
United Arab Emirates – 0.5%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(a) (cost $198,499)		200	213,000

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.1%
Eldorado Gold Corp. 9.50%, 06/01/2024(a)	U.S.$	18	$19,687

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		91	82,867

Energy – 0.2%
Petrobras Global Finance BV 8.75%, 05/23/2026		65	80,884

Total Emerging Markets - Corporate Bonds (cost $179,253)			183,438

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Mexico – 0.4%
Petroleos Mexicanos 5.35%, 02/12/2028		101	88,596
5.95%, 01/28/2031(a)		53	45,580
6.49%, 01/23/2027(a)		22	21,010

Total Quasi-Sovereigns (cost $152,585)			155,186

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023 (cost $128,717)	BRL	487	106,378

		Shares

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(n) (o) (p) (cost $407,835)		407,835	407,835

Total Investments – 134.5% (cost $52,315,541)(q)			53,367,380
Other assets less liabilities – (34.5)%			(13,680,678)

Net Assets – 100.0%			$39,686,702

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	4	September 2020	$461,981	$(1,559)
10 Yr Mini Japan Government Bond Futures	3	September 2020	431,799	(876)
Euro-Schatz Futures	4	September 2020	528,523	(452)
U.S. 10 Yr Ultra Futures	1	September 2020	159,249	(2,704)
U.S. T-Note 2 Yr (CBT) Futures	3	September 2020	662,953	(543)
U.S. T-Note 5 Yr (CBT) Futures	7	September 2020	882,875	(3,071)
U.S. T-Note 10 Yr (CBT) Futures	89	September 2020	12,466,953	(131,358)

				$(140,563)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	597	USD	115	08/04/2020	$292
Goldman Sachs Bank USA	USD	115	BRL	597	08/04/2020	(674)
Goldman Sachs Bank USA	CAD	761	USD	549	08/06/2020	(19,411)
Goldman Sachs Bank USA	BRL	597	USD	115	09/02/2020	703
JPMorgan Chase Bank, NA	IDR	1,234,755	USD	83	10/15/2020	495
Morgan Stanley Capital Services, Inc.	BRL	597	USD	110	08/04/2020	(4,740)
Morgan Stanley Capital Services, Inc.	USD	115	BRL	597	08/04/2020	(292)
Morgan Stanley Capital Services, Inc.	PEN	1,109	USD	314	09/17/2020	642
State Street Bank & Trust Co.	CAD	90	USD	66	08/06/2020	(736)
State Street Bank & Trust Co.	EUR	424	USD	479	08/06/2020	(20,431)
State Street Bank & Trust Co.	JPY	2,145	USD	20	08/07/2020	(543)
State Street Bank & Trust Co.	MXN	3,565	USD	159	08/07/2020	(916)

						$(45,611)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	(5.00)%	Quarterly	4.39%	USD	1,616	$(51,408)	$7,092	$(58,500)
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	4,019	131,851	(3,750)	135,601

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2024*	5.00%	Quarterly	3.14%	USD	40	$2,922	$4,364	$(1,442)
iTraxxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	1,558	108,738	(22,494)	131,232

						$192,103	$(14,788)	$206,891

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	670	05/24/2021	2.288%	3 Month LIBOR	Semi-Annual/ Quarterly	$(13,564)	$—	$(13,564)
CAD	680	05/22/2024	3 Month CDOR	1.985%	Semi-Annual/ Semi-Annual	27,415	—	27,415
USD	260	05/24/2024	2.206%	3 Month LIBOR	Semi-Annual/ Quarterly	(20,733)	—	(20,733)

						$(6,882)	$—	$(6,882)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	500	$(162,366)	$(185,970)	$23,604
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	10	(3,248)	(2,681)	(567)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	18	(5,847)	(4,469)	(1,378)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	19	(6,172)	(4,670)	(1,502)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	26	$(8,445)	$(6,390)	$(2,055)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	24	(7,792)	(2,061)	(5,731)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	36	(11,687)	(3,075)	(8,612)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	53	(17,206)	(3,308)	(13,898)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	79	(25,648)	(4,896)	(20,752)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	360	(42,552)	(11,473)	(31,079)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	555	(180,181)	(76,896)	(103,285)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	24	(7,792)	(2,051)	(5,741)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	156	(50,645)	(34,030)	(16,615)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	400	(129,860)	(50,082)	(79,778)
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	4.36	EUR	15	(2,503)	(2,937)	434
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	4.36	EUR	15	(2,503)	(2,920)	417
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	12	(3,896)	(1,025)	(2,871)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	196	(96,991)	(38,523)	(58,468)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	3	$(974)	$(184)	$(790)

						$(766,308)	$(437,641)	$(328,667)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx USD Contingent Convertible Liquid Developed Markets AT1 Index TRI	3 Month LIBOR	Quarterly/ Maturity	USD	203	12/20/2020	$53,210

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2020
HSBC Bank USA†	0.18%	—	$1,212,670
HSBC Bank USA†	1.61%	—	1,207,902

			$2,420,572

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2020.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Governments - Treasuries	$2,420,572	$0	$0	$0	$2,420,572

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $10,302,117 or 26.0% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BFLD Series 2019-DPLO, Class E 2.415%, 10/15/2034	10/02/2019	$9,974	$8,850	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 7.526%, 11/15/2044	10/09/2019	11,037	10,252	0.03%
GS Mortgage Securities Trust Series 2014-GC22, Class D 4.69%, 06/10/2047	09/25/2019	39,257	27,979	0.07%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.866%, 10/27/2022	10/11/2019	66,097	64,057	0.16%

(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2020.
(j)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2020.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Non-income producing security.
(m)	Defaulted.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	Affiliated investments.
(q)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,199,197 and gross unrealized depreciation of investments was $(1,408,980), resulting in net unrealized appreciation of $790,217.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

IDR – Indonesian Rupiah

JPY – Japanese Yen

MXN – Mexican Peso

PEN – Peruvian Sol

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TBA – To Be Announced

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$21,575,681	$—	$21,575,681
Mortgage Pass-Throughs	—	11,519,351	—	11,519,351
Collateralized Mortgage Obligations	—	6,301,622	—	6,301,622
Corporates - Investment Grade	—	4,270,868	—	4,270,868
Commercial Mortgage-Backed Securities	—	3,953,444	—	3,953,444
Corporates - Non-Investment Grade	—	2,190,106	—	2,190,106
Collateralized Loan Obligations	—	632,570	—	632,570
Governments - Sovereign Agencies	—	590,898	—	590,898
Asset-Backed Securities	—	588,700	—	588,700
Bank Loans	—	368,593	52,147	420,740
Emerging Markets - Sovereigns	—	257,563	—	257,563
Governments - Sovereign Bonds	—	213,000	—	213,000
Emerging Markets - Corporate Bonds	—	183,438	—	183,438
Quasi-Sovereigns	—	155,186	—	155,186
Emerging Markets - Treasuries	—	106,378	—	106,378
Short-Term Investments	407,835	—	—	407,835

Total Investments in Securities	407,835	52,907,398	52,147	53,367,380
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	2,132	—	2,132
Centrally Cleared Credit Default Swaps	—	243,511	—	243,511
Centrally Cleared Interest Rate Swaps	—	27,415	—	27,415
Total Return Swaps	—	53,210	—	53,210
Liabilities:
Futures	(140,563)	—	—	(140,563)

Forward Currency Exchange Contracts	—	(47,743)	—	(47,743)
Centrally Cleared Credit Default Swaps	—	(51,408)	—	(51,408)
Centrally Cleared Interest Rate Swaps	—	(34,297)	—	(34,297)
Credit Default Swaps	—	(766,308)	—	(766,308)
Reverse Repurchase Agreements	—	(2,420,572)	—	(2,420,572)

Total	$267,272	$49,913,338	$52,147	$50,232,757

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$57	$29,176	$28,825	$408	$2